Retirement Annuities and Life, Auto, Homeowners and Group Insurance

May 5, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Horace Mann Life Insurance Company
Horace Mann Life Insurance Company Separate Account
Personal Retirement Planner (File Nos. 333-215819 and 811-1343)

Commissioners:

On behalf of Horace Mann Life Insurance Company (the “Company”) and Horace Mann Life Insurance Company Separate Account (the “Account”), I am transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the forms of prospectus and statement of additional information for the variable annuity contracts offered by the Company through the Account that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from those contained in the above referenced registration statement that was filed electronically with the Securities and Exchange Commission on April 25, 2017.

Please contact me at (217) 788-5706, or Maureen Bolinger at (217) 788-5720, if you have any questions or comments regarding this transmittal.

Sincerely,

/s/ Elizabeth E. Arthur

Elizabeth E. Arthur
Assistant General Counsel
Horace Mann Life Insurance Company

cc:	Maureen Bolinger

The Horace Mann Companies     1 Horace Mann Plaza     Springfield, Illinois 62715-0001

217-789-2500     www.horacemann.com